Goodwill (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Goodwill [Line Items]
Goodwill, Beginning Balance		¥ 62,548,000
Goodwill, Ending Balance	$ 9,754	64,827,000	¥ 62,548,000
Goodwill impairment		0	¥ 0	¥ 0
Shanghai Ruipin [Member]
Goodwill [Line Items]
Acquisition of Shanghai Ruipin		¥ 2,369,000